--------------------------------------------------------------------------------

                                  FINAL REPORT


                               U.S. GLOBAL LEADERS

                                      FUND


                               John Hancock Funds

                                  JUNE 19, 2002

--------------------------------------------------------------------------------

John Hancock U.S. Global Leaders Fund
Statement of Assets and Liabilities
Final Report June 19, 2002* (Unaudited)

-----------------------------------------------------------------------------------------------------------

ASSETS
Cash                                                                                            $1,718,088
Other assets                                                                                             8
                                                                                             --------------
                  Total assets                                                                   1,718,096
                  -----------------------------------------------------------------------------------------

LIABILITIES
Payable to affiliates                                                                                2,428
Other payables and accrued expenses                                                                  5,733
                                                                                             --------------
                  Total liabilities                                                                  8,161
                  -----------------------------------------------------------------------------------------

NET ASSETS
Capital paid-in                                                                                  1,989,931
Accumulated net realized loss on investments                                                      (279,996)
                                                                                             --------------
                  Net assets                                                                    $1,709,935
                  =========================================================================================

NET ASSET VALUE PER SHARE
Based on net asset values and shares outstanding
Class A                                         (  $1,659,843    194,000 shares)                     $8.56
Class B                                         (     $16,475      2,000 shares)                     $8.24
Class C                                         (     $16,475      2,000 shares)                     $8.24
Class I                                         (     $17,142      2,000 shares)                     $8.57
MAXIMUM OFFERING PRICE PER SHARE
Class A(1)                                      (       $8.56 / 95%)                                 $9.01
Class C                                         (       $8.24 / 99%)                                 $8.32

(1) On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price was reduced.

* The Statement of Assets and Liabilities reflects the Fund's position prior to the liquidation of net assets and the termination of the Fund. See Note A to financial statements.

                       See notes to financial statements.

John Hancock U.S. Global Leaders Fund
Statement of Operations
Period from November 1, 2001 to June  19, 2002* (Unaudited)

---------------------------------------------------------------------------------------------------------

Investment Income
Dividends (net of foreign withholding taxes of $105)                                             $13,865
Interest                                                                                           2,834
                                                                                       ------------------
                              Total investment income                                             16,699
                              ---------------------------------------------------------------------------

Expenses
Investment management fee                                                                          8,535
Class A distribution and service fee                                                               3,311
Class B distribution and service fee                                                                 698
Class C distribution and service fee                                                                 698
Class A, B and Class C transfer agent fee                                                             42
Class I transfer agent fee                                                                             7
Custodian fee                                                                                     10,933
Printing                                                                                           8,144
Registration and filing fee                                                                        3,472
Accounting and legal services fee                                                                    241
Trustees' fee                                                                                        103
Miscellaneous                                                                                         56
Legal fee                                                                                             22
                                                                                       ------------------
                              Total expenses                                                      36,262
                              Less expense reductions                                            (19,563)
                              ---------------------------------------------------------------------------
                              Net expenses                                                        16,699
                              ---------------------------------------------------------------------------
                              Net investment income                                                   --
                              ---------------------------------------------------------------------------

Realized and Unrealized Loss on Investments
Net realized loss on investments                                                                (191,934)
Change in net unrealized appreciation (depreciation) of investments                              170,840
                                                                                       ------------------
                              Net realized and unrealized loss                                   (21,094)
                              ---------------------------------------------------------------------------
                              Decrease in net assets from operations                            ($21,094)
                              ===========================================================================

* The Statement of Operations reflects the Fund's position prior to the liquidation of net assets and the termination of the Fund. See Note A to financial statements.

                       See notes to financial statements.

John Hancock U.S. Global Leaders Fund
Statements of  Changes in Net Assets

                                                                                    PERIOD FROM
                                                                                 NOVEMBER 1, 2001
                                                             PERIOD ENDED           TO JUNE 19,
                                                              OCTOBER 31,             2002(2)
                                                                2001(1)             (UNAUDITED)
                                                          -------------------    ------------------
INCREASE (DECREASE) IN NET ASSETS
From operations
Net investment income                                             $    2,647                    --
Net realized loss                                                    (88,062)           $ (191,934)
Change in net unrealized appreciation (depreciation)                (170,840)              170,840
                                                          -------------------    ------------------
Decrease in net assets resulting from operations                    (256,255)              (21,094)
                                                          -------------------    ------------------

Distributions to shareholders
From net investment income                                                --               (12,716)
                                                          -------------------    ------------------
                                                                          --               (12,716)
                                                          -------------------    ------------------

From fund share transactions                                       2,000,000                    --
                                                          -------------------    ------------------

NET ASSETS
Beginning of period                                                       --             1,743,745
                                                          -------------------    ------------------

End of period(3)                                                  $1,743,745            $1,709,935
                                                          ===================    ==================

(1)   Inception period from 3-1-01 through 10-31-01.

(2) The Statements of Changes in Net Assets reflect the Fund's position prior to the liquidation of net ssets and the termination of the Fund. See Note A to financial statements.

(3) Includes accumulated net investment income of $12,373 and none, respectively.

                       See notes to financial statements.

John Hancock U.S. Global Leaders Fund
Financial Highlights -
CLASS A

PERIOD ENDED                                            10-31-01(1)   6-19-02(2)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                      $10.00       $8.72
Net investment income(3)                                    0.01        0.01
Net realized and unrealized loss on investments            (1.29)      (0.11)
Total from investment operations                           (1.28)      (0.10)
Less distributions
From net investment income                                    --       (0.06)
Net asset value, end of period                             $8.72       $8.56(4)
Total return(5,6) (%)                                     (12.80)(7)   (1.15)(7)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                       $2          $2
Ratio of expenses to average net assets (%)                 1.38(8)     1.35(8)
Ratio of adjusted expenses to average net assets(9)(%)      4.55(8)     3.07(8)
Ratio of net investment income to average net assets (%)    0.22(8)     0.11(8)
Portfolio turnover (%)                                        17          38

                       See notes to financial statements.

John Hancock U.S. Global Leaders Fund
Financial Highlights -
CLASS B

PERIOD ENDED                                       10-31-01(1)   6-19-02(2)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                 $10.00        $8.68
Net investment loss(3)                                (0.03)       (0.33)
Net realized and unrealized loss on investments       (1.29)       (0.11)
Total from investment operations                      (1.32)       (0.44)
Net asset value, end of period                        $8.68        $8.24(4)
Total return(5,6) (%)                                (13.20)(7)    (5.07)(7)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                  --(10)       --(10)
Ratio of expenses to average net assets (%)            2.08(8)      7.20(8)
Ratio of adjusted expenses to average net assets (%)   5.25(8)      8.92(8)
Ratio of net investment loss to average net asset (%) (0.48)(8)    (5.87)(8)
Portfolio turnover (%)                                   17           38

                       See notes to financial statements.

John Hancock U.S. Global Leaders Fund
Financial Highlights -
CLASS C

PERIOD ENDED                                           10-31-01(1)   6-19-02(2)
--------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------
Net asset value, beginning of period                     $10.00        $8.68
Net investment loss(3)                                    (0.03)       (0.33)
Net realized and unrealized loss on investments           (1.29)       (0.11)
Total from investment operations                          (1.32)       (0.44)
Net asset value, end of period                            $8.68        $8.24(4)
Total return(5,6) (%)                                    (13.20)(7)    (5.07)(7)
--------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Net assets, end of period (in millions)                      --(10)       --(10)
Ratio of expenses to average net assets (%)                2.08(8)      7.20(8)
Ratio of adjusted expenses to average net assets(9)(%)     5.25(8)      8.92(8)
Ratio of net investment loss to average net asset (%)     (0.48)(8)    (5.87)(8)
Portfolio turnover (%)                                       17           38

                       See notes to financial statements.

John Hancock U.S. Global Leaders Fund
Financial Highlights -
CLASS I

PERIOD ENDED                                           10-31-01(1)   6-19-02(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                     $10.00        $8.74
Net investment income(3)                                   0.03         0.04
Net realized and unrealized loss on investments           (1.29)       (0.11)
Total from investment operations                          (1.26)       (0.07)
Less distributions
From net investment income                                   --        (0.10)
Net asset value, end of period                            $8.74        $8.57(4)
Total return(5,6) (%)                                    (12.60)(7)    (0.93)(7)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                      --(10)       --(10)
Ratio of expenses to average net assets (%)                1.10(8)      1.11(8)
Ratio of adjusted expenses to average net assets(9)(%)     4.27(8)      2.83(8)
Ratio of net investment income to average net assets (%)   0.50(8)      0.64(8)
Portfolio turnover (%)                                       17           38

(1)   Class A, Class B, Class C and Class I shares began operations on 3-1-01.

(2)   Final period from 11-1-01 through 6-19-02. Unaudited.

(3)   Based on the average of the shares outstanding.

(4) Net asset value per share before the liquidation of assets and the termination of the Fund. See Note A to financial statements.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6) Total returns would have been lower had certain expenses not been reduced during the periods shown.

(7)   Not annualized.

(8)   Annualized.

(9) Does not take into consideration expense reductions during the periods shown.

(10)  Less than $500,000.

                       See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
Unaudited

NOTE A
Organization

John Hancock U.S. Global Leaders Fund (the "Fund") was a diversified series of John Hancock Investment Trust III, an open-end investment management company registered under the Investment Company Act of 1940. The investment objective of the Fund was to achieve long-term capital appreciation.

On February 26, 2002, the Board of Trustees of the Fund approved a plan of liquidation, which provided for the liquidation and distribution of the net assets of the Fund to Fund shareholders. On June 19, 2002, the Fund's sole remaining shareholder, John Hancock Advisers, LLC, (the "Adviser"), a wholly owned subsidiary of The Berkeley Financial Group, LLC, a wholly owned indirect subsidiary of John Hancock Life Insurance Company ("JHLICO"), redeemed their shares. After this transaction the Fund will be terminated. The financial statements presented herein reflect the position of the Fund prior to the liquidation of net assets and termination of the Fund.

Significant accounting policies of the Fund were as follows:

Valuation of investments

Securities in the Fund's portfolio were valued on the basis of market quotations, valuations provided by independent pricing services or at fair value as determined in good faith in accordance with procedures approved by the Trustees. Short-term debt investments maturing within 60 days were valued at amortized cost, which approximated market value.

Joint repurchase agreement

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund, along with other registered investment companies having a management contract with the Adviser, may have participated in a joint repurchase agreement transaction. Aggregate cash balances were invested in one or more large repurchase agreements, whose underlying securities were obligations of the U.S. government and/or its agencies. The Fund's custodian bank received delivery of the underlying securities for the joint account on the Fund's behalf. The Adviser was responsible for ensuring that the agreement was fully collateralized at all times.

Investment transactions

Investment transactions were recorded as of the date of purchase, sale or maturity. Net realized gains and losses on sales of investments were determined on the identified cost basis.

Class allocations

Income, common expenses and realized and unrealized gains (losses) were determined at the fund level and allocated daily to each class of shares based on the appropriate net assets of the respective classes. Distribution and service fees, if any, and transfer agent fees for Class I shares, were calculated daily at the class level based on the appropriate net assets of each class and the specific expense rate(s) applicable to each class.

Expenses

The majority of the expenses were directly identifiable to an individual fund. Expenses which were not readily identifiable to a specific fund were allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative sizes of the funds.

Securities lending

The Fund could have lent securities to certain qualified brokers who paid the Fund negotiated lender fees. The loans were collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. As with other extensions of credit, the Fund would have borne the risk of delay of the loaned securities in recovery or even loss of rights in the collateral, should the borrower of the securities have failed financially. There were no securities loaned as of June 19, 2002.

Federal income taxes

The Fund qualified as a "regulated investment company" by complying with the applicable provisions of the Internal Revenue Code and was not a subject to federal income tax on taxable income that was distributed to shareholders. For federal income tax purposes, the Fund had $279,996 of capital loss carryforward, which will no longer be available after June 19, 2002 due to the termination of the Fund. Therefore, no federal income tax provision was required as of June 19, 2002, the Fund's final tax year end.

Dividends, interest and distributions

Dividend income on investment securities was recorded on the ex-dividend date or, in the case of some foreign securities, on the date thereafter when the Fund identified the dividend. Interest income on investment securities was recorded on the accrual basis. Foreign income may have been subject to foreign withholding taxes, which were accrued as applicable.

The Fund recorded distributions to shareholders from net investment income and realized gains. During the period ended June 19, 2002, the tax character of distributions paid was as follows: ordinary income $12,716. As of June 19, 2002, there were no distributable earnings on a tax basis. Such distributions and distributable earnings on a tax basis were determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions paid by the Fund with respect to each class of shares were calculated in the same manner, at the same time and were in the same amount, except for the effect of expenses that may have been applied differently to each class. Distributions in excess of tax basis earnings and profits, if any, were reported in the Fund's financial statements as a return of capital.

Use of estimates

The preparation of these financial statements, in accordance with accounting principles generally accepted in the United States of America, incorporates estimates made by management in determining the reported amount of assets, liabilities, revenues and expenses of the Fund. Actual results could differ from these estimates.

NOTE B
Management fee and transactions with affiliates and others

The Fund had an investment management contract with the Adviser. Under the investment management contract, the Fund paid a monthly management fee to the Adviser equivalent, on an annual basis, to the sum of: (a) 0.75% of the first $750,000,000 of the Fund's average daily net asset value, (b) 0.70% of the next $2,250,000,000 and (c) 0.65% of the Fund's average daily net asset value in excess of $3,000,000,000.

The Adviser had agreed to limit the Fund's expenses, excluding the transfer agent fee and distribution and service fees, to 1.05% of the Fund's average daily net assets. Accordingly, the expense reduction amounted to $19,563 for the period ended June 19, 2002.

The Fund had Distribution Plans with John Hancock Funds, LLC ("JH Funds"), a wholly owned subsidiary of the Adviser. The Fund had adopted Distribution Plans with respect to Class A, Class

B and Class C pursuant to Rule 12b-1 under the Investment Company Act of 1940 to reimburse JH Funds for the services it provided as distributor of shares of the Fund. Accordingly, the Fund made monthly payments to JH Funds at an annual rate not to exceed 0.30% of Class A average daily net assets and 1.00% of Class B and Class C average daily net assets. A maximum of 0.25% of such payments may have been service fees as defined by the Conduct Rules of the National Association of Securities Dealers. Under the Conduct Rules, curtailment of a portion of the Fund's 12b-1 payments could have occurred under certain circumstances.

Class A and Class C shares were assessed up-front sales charges. During the period ended June 19, 2002, JH Funds received no up-front sales charges, with regard to Class A or Class C shares.

Class B shares which were redeemed within six years of purchase were subject to a contingent deferred sales charge ("CDSC") at declining rates, beginning at 5.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Class C shares which were redeemed within one year of purchase were subject to a CDSC at a rate of 1.00% of the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from the CDSCs were paid to JH Funds and were used in whole or in part to defray its expenses for providing distribution related services to the Fund in connection with the sale of Class B or Class C shares. During the period ended June 19, 2002, there were no CDSCs received by JH Funds for Class B and Class C shares.

The Fund had a transfer agent agreement with John Hancock Signature Services, Inc., an indirect subsidiary of JHLICo. For Class A, B and C shares the Fund paid a monthly transfer agent fee based on the number of shareholder accounts, plus certain out-of-pocket expenses, aggregated and allocated to each class on the basis of its relative net asset value. For Class I shares, the Fund paid a monthly transfer agent fee at an annual rate of 0.05% of the average daily net assets attributable to Class I shares, plus certain out-of-pocket expenses.

The Fund had an agreement with the Adviser to perform necessary tax, accounting and legal services for the Fund. The compensation for the period was at an annual rate of 0.02% of the average net assets of the Fund.

The Adviser and other subsidiaries of JHLICo owned 200,000 shares of beneficial interest of the Fund on June 19, 2002.

Ms. Maureen R. Ford and Mr. John M. DeCiccio were directors and/or officers of the Adviser and its affiliates, as well as Trustees of the Fund. The compensation of unaffiliated Trustees was borne by the Fund. The unaffiliated Trustees may have elected to defer for tax purposes their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund made investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund's deferred compensation liability were recorded on the Fund's books as other assets. The deferred compensation liability and the related other assets were always equal and were marked to market on a periodic basis to reflect any income earned by the investment as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

NOTE C
Fund share transactions

This listing illustrates the number of Funds' shares sold, reinvested and repurchased during the last two periods, along with the corresponding dollar value. The Funds had an unlimited number of shares authorized with no par value.

                                                               PERIOD FROM
                                                                 11-1-01
                             PERIOD ENDED 10-31-01(1)      TO 6-19-02(UNAUDITED)
                             -------------------------     ---------------------
                              SHARES          AMOUNT       SHARES       AMOUNT
--------------------------------------------------------------------------------
CLASS A SHARES
--------------------------------------------------------------------------------
Sold                          194,000       $1,940,000        --          --
Net increase                  194,000       $1,940,000        --          --
--------------------------------------------------------------------------------
CLASS B SHARES
--------------------------------------------------------------------------------
Sold                            2,000          $20,000        --          --
Net increase                    2,000          $20,000        --          --
--------------------------------------------------------------------------------
CLASS C SHARES
--------------------------------------------------------------------------------
Sold                            2,000          $20,000        --          --
Net increase                    2,000          $20,000        --          --
--------------------------------------------------------------------------------
CLASS I SHARES
--------------------------------------------------------------------------------
Sold                            2,000          $20,000        --          --
Net increase                    2,000          $20,000        --          --
--------------------------------------------------------------------------------
NET INCREASE                  200,000       $2,000,000        --          --
--------------------------------------------------------------------------------

(1)   Inception period from 3-1-01 through 10-31-01.

NOTE D
Investment transactions
Purchases and proceeds from sales of securities for the Fund, other than short-term securities and obligations of the U.S. Government, during the period ended June 19, 2002, aggregated $394,701 and $2,030,579 respectively.

NOTE E
Reclassification of accounts

During the period ended June 19, 2002, the Fund reclassified amounts to reflect a decrease in distributions in excess of net investment income of $343 and a decrease in capital paid-in of $343. This represents the amount necessary to report these balances on a tax basis, excluding certain temporary difference, as of June 19, 2002. These reclassifications, which have no impact on the net asset value of the Fund, are primarily attributable to the computation of distributable income under federal tax rules versus accounting principles generally accepted in the United States of America. The calculation of net investment income per share in the financial highlights excludes these adjustments.

NOTE F
Tax information notice

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its final tax year ended June 19, 2002.

The Fund no designated distributions to shareholders and no distributions qualified for the dividends received deduction available to corporations.

Shareholders will receive a 2002 U.S. Treasury Department Form 1099-DIV in January 2003. This will reflect the total of all distributions that are taxable for calendar year 2002.

                  John Hancock Funds - U.S. Global Leaders Fund

                                    Trustees
                               Dennis S. Aronowitz
                             Richard P. Chapman, Jr.
                              William J. Cosgrove*
                                John M. DeCiccio
                              Richard A. Farrell *
                                 Maureen R. Ford
                                 Gail D. Fosler*
                                William F. Glavin
                               Dr. John A. Moore*
                              Patti McGill Peterson
                                  John W. Pratt
                        * Members of the Audit Committee

                                    Officers
                                 Maureen R. Ford
                 Chairman, President and Chief Executive Officer
                                William L. Braman
                          Executive Vice President and
                            Chief Investment Officer
                                Richard A. Brown
                            Senior Vice President and
                             Chief Financial Officer
                                 Susan S. Newton
                       Senior Vice President and Secretary
                                 William H. King
                          Vice President and Treasurer
                                Thomas H. Connors
                               Vice President and
                               Compliance Officer

                               Investment Adviser
                           John Hancock Advisers, Inc.
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603
                              Principal Distributor
                             John Hancock Funds, LLC
                              101 Huntington Avenue
                        Boston, Massachusetts 02199-7603

                                    Custodian
                              The Bank of New York
                                  1 Wall Street
                            New York, New York 10286

                                 Transfer Agent
                      John Hancock Signature Services, Inc.
                         1 John Hancock Way, Suite 1000
                        Boston, Massachusetts 02217-1000

                                  Legal Counsel
                                  Hale and Dorr
                                 60 State Street
                        Boston, Massachusetts 02109-1803